Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	TOTAL FUND SOLUTION
Entity Central Index Key	dei_EntityCentralIndexKey	0001872253
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2023
Prospectus Date	rr_ProspectusDate	Aug. 14, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A